Derivatives - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [line items]
Posting of collateral or other acceptable remedy	$ 102.0	$ 300.0
Funding totaling	0.5	10.0
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [line items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	11,000.0	8,000.0
Banks collateral for normal course of business	13,000.0	10,000.0
Master derivative agreements - credit support provisions [member] | One-notch downgrade credit rating [member]
Derivative Financial Instruments [line items]
Additional banks collateral for normal course of business	147.0	38.0
Master derivative agreements - credit support provisions [member] | Two-notch downgrade credit rating [member]
Derivative Financial Instruments [line items]
Additional banks collateral for normal course of business	$ 192.0	$ 44.0